Income Taxes - Reconciliation of Statutory income Tax Rate to Effective Income Tax Rate (Details)	4 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income at US statutory rate	21.00%
State Taxes, net of federal benefit	0.05%
Financing cost – derivative liabilities	(0.80%)
Change in fair value of derivative liabilities	(20.02%)
Change in valuation allowance	(0.25%)
Effective income tax rate reconciliation, percent	(0.02%)